FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
The following table summarizes the Company’s financial instruments that are not measured at fair value on a recurring basis by a fair value hierarchy as of March 31, 2015 and December 31, 2014:

	Carrying Value at	Fair Value as of March 31, 2015, using,
	March 31, 2015	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,185,943	$1,185,943	$-	$-	$1,185,943
Financial Liabilities
Borrowings under line of credit	3,000,000	-	3,000,000	-	3,000,000
Notes payable - Other(1)	389,998	-	-	388,729	388,729

	Carrying Value at	Fair Value as of December 31, 2014, using,
	December 31, 2014	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,048,660	$1,048,660	$-	$-	$1,048,660
Financial Liabilities
Borrowings under line of credit	1,215,000	-	1,215,000	-	1,215,000
Notes payable - Other(1)	645,180	-	-	644,974	644,974

(1) Excludes note payable to the majority shareholder

The following table summarizes the Company’s financial instruments that are not measured at fair value on a recurring basis by fair value hierarchy as of December 31, 2014 and December 31, 2013:

	Carrying Value at	Fair Value as of December 31, 2014, using,
	December 31, 2014	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$1,048,660	$1,048,660	$-	$-	$1,048,660
Financial Liabilities
Borrowings under line of credit	1,215,000	-	1,215,000	-	1,215,000
Notes payable - Other(1)	645,180	-	-	644,974	644,974

	Carrying Value at	Fair Value as of December 31, 2013, using,
	December 31, 2013	Level 1	Level 2	Level 3	Total
Financial Assets
Cash	$497,944	$497,944	$-	$-	$497,944
Financial Liabilities
Borrowings under line of credit	1,015,000	-	1,015,000	-	1,015,000
Notes payable - Other(1)	1,341,691	-	-	1,349,308	1,349,308
Convertible note	472,429	-	-	473,042	473,042

(1) Excludes note payable to the CEO.

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]
The following table presents the change in the estimated fair value of Company’s liability under notes payable – other, measured using significant unobservable inputs (Level 3) for the years ended December 31, 2014 and 2013:

	2014	2013
Fair value measurement at beginning of year	1,349,308	$1,038,431
Promissory notes issued during the year	565,280	1,225,000
Repayment of notes payable	(1,217,886)	(889,262)
Changes in fair values	(51,728)	(24,861)
Fair value measurement at end of year	$644,974	$1,349,308

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation [Table Text Block]
Financial instruments measured at fair value on a recurring basis:

FairValue Measurement at Reporting Date Using Significant Unobservable Outputs, Level 3
Balance - January 1, 2015	$2,626,323
Change in fair value	(695,883)
Balance - March 31, 2015	$1,930,440

The following table provides a reconciliation of the beginning and ending balances for the contingent consideration measured at fair value using significant unobservable inputs (Level 3):

Fair Value Measurement
at Reporting Date Using
Significant Unobservable
Outputs, Level 3
Balance at December 31, 2013	$-
Contingent consideration from 2014 acquisitions	4,437,685
Change in fair value	(1,811,362)
Balance at December 31, 2014	$2,626,323